Acquisition - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended
	Oct. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Business Acquisition [Line Items]
Revenues		$ 88,143	$ 77,596
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest		38,353	$ 30,431
SuprNation [Member]
Business Acquisition [Line Items]
Cash incentive/compensation plan, key employee may earn		$ 6,500
Cash incentive/compensation plan, key employee may earn after the period		18 months
Revenues		$ 8,300
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest		1,600
SuprNation [Member] | Escrow [Member]
Business Acquisition [Line Items]
Cash incentive/compensation plan, key employee may earn		$ 5,500
European Union [Member] | SuprNation [Member]
Business Acquisition [Line Items]
Total cash purchase price	$ 30,600
Deferred Payment	6,500
Transaction costs	2,000
European Union [Member] | SuprNation [Member] | Escrow [Member]
Business Acquisition [Line Items]
Payment into escrow	$ 5,500